Note 7 - Prepayments and Other	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Disclosure Text Block Supplement [Abstract]
Other Assets Disclosure [Text Block]
7.      Prepayments and Other:

The amounts shown in the accompanying unaudited interim condensed consolidated  balance sheets are analyzed as follows:

	December 31, 2013	March 31, 2014
Prepaid expenses	54	80
Other receivables	464	544
Total	518	624

9.         Prepayments and Other:

The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

	December 31, 2012	December 31, 2013
Prepaid expenses	77	54
Other receivables	1,012	464
Total	1,089	518